OFFSETTING OF FINANCIAL ASSET AND LIABILITIES (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets And Liabilities [line items]
Gross amount	$ 183,690	$ 270,814
Amount offset	2,685,919	363,673
Net in Financial Statements	2,869,609	634,487
Amounts subject to a master netting arrangement not offset, Financial asset / (Financial liability)	(872,707)	(959,658)
Collateral	(24,334,219)	(26,592,007)
Net amount	(25,206,926)	(27,551,665)
Debts with businesses for credit card customers
Disclosure Of Financial Assets And Liabilities [line items]
Amounts subject to a master netting arrangement not offset, Financial asset / (Financial liability)	(872,707)
Collateral	(24,334,219)
Net amount	(25,206,926)
Credit cards transactions
Disclosure Of Financial Assets And Liabilities [line items]
Amounts subject to a master netting arrangement not offset, Financial asset / (Financial liability)		(959,658)
Collateral		(26,592,007)
Net amount		(27,551,665)
Derivatives
Disclosure Of Financial Assets And Liabilities [line items]
Gross amount	183,690	270,814
Amount offset	2,685,919	363,673
Net in Financial Statements	$ 2,869,609	$ 634,487